NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2024
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

New Found Gold Corp. (the “Company”) was incorporated on January 6, 2016, under the Business Corporations Act in the Province of Ontario. On June 23, 2020, the Company continued as a British Columbia corporation under the Business Corporations Act in the Province of British Columbia. The Company’s registered office is located at Suite 3500, The Stack, 1133 Melville Street, Vancouver, British Columbia V6E 4E5.

The Company is a mineral exploration company engaged in the acquisition, exploration and evaluation of resource properties with a focus on gold properties located in Newfoundland and Labrador, Canada. The Company’s exploration and evaluation assets presently have no proven or probable reserves, and on the basis of information to date, it has not yet determined whether these properties contain economically recoverable resources. The recoverability of amounts shown for exploration and evaluation assets are dependent upon the existence of economically recoverable reserves or the Company’s ability to recover the value of exploration and evaluation assets through their sale, the ability of the Company to obtain necessary financing to complete the development of those reserves and upon future profitable production.

These financial statements have been prepared assuming the Company will continue on a going-concern basis and do not include adjustments to amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue operations. Such adjustments could be material. The ability of the Company to continue as a going concern depends upon its ability to develop profitable operations and to continue to raise adequate financing. As at December 31, 2024, the Company had an accumulated deficit of $309,764,432 and shareholders’ equity of $66,570,705. In addition, the Company has a working capital surplus, calculated as current assets less current liabilities, of $22,372,424, consisting primarily of cash, and negative cash flow from operating activities of $55,683,060 for the year ended December 31, 2024.

Management is actively targeting sources of additional financing including through the issuance of shares, which would assure continuation of the Company’s operations and exploration programs. In order for the Company to meet its liabilities as they come due and to continue its operations, the Company is solely dependent upon its ability to generate such financing. Although the Company has been successful in the past in generating financing, there is no assurance it will be able to do so in the future. These items give rise to material uncertainties that cast significant doubt as to the Company’s ability to continue as a going concern.

These financial statements were approved by the Board of Directors of the Company on March 20, 2025.